Other intangible assets (Details 2) (USD $)	Mar. 31, 2013
Other Intangible Assets Details 1
2014	$ 244,000
2015	244,000
2016	244,000
2017	244,000
2018	244,000
Thereafter	3,370,000
Total	$ 4,590,000